INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Record Street Brewing Co [Member]
Schedule of deferred tax assets

As of December 31, 2016 and 2015 deferred tax assets consist of the following:

	2016	2015

Federal loss carryforwards	$42,643	$6,214
Less: valuation allowances	(42,643)	(6,214)
Deferred tax asset	$-	$-